Acquisitions and Disposals - Summary of Net Assets Acquired and Total Consideration (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Nov. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	€ 2,610
Other non-current assets	93
Trade and other receivables	96
Other current assets	249
Non-current liabilities	(488)
Current liabilities	(137)
Net assets acquired	2,423		€ 929	€ 999
Non-controlling interest	(50)
Goodwill	16,881		17,624
Cash consideration	4,825
Deferred consideration	87
Total consideration	4,912		2,069
Subsidiaries [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	2,539		€ 1,140	€ 1,012
Carver Korea [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	1,520
Other non-current assets	14
Trade and other receivables	18
Other current assets	150
Non-current liabilities	(369)
Current liabilities	(52)
Net assets acquired	1,281	€ 1,281
Non-controlling interest	(27)
Goodwill		1,030
Cash consideration	2,284	€ 2,284
Total consideration	2,284
Carver Korea [Member] | Subsidiaries [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	1,030
Other Acquisition [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	1,090
Other non-current assets	79
Trade and other receivables	78
Other current assets	99
Non-current liabilities	(119)
Current liabilities	(85)
Net assets acquired	1,142
Non-controlling interest	(23)
Cash consideration	2,541
Deferred consideration	87
Total consideration	2,628
Other Acquisition [Member] | Subsidiaries [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 1,509